UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          October 29, 2003

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:    $226,951


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ING Prime Rate Tr Auction Rate PFD              44977W403      325       13 SH       SOLE                       13
Philadelphia Auth for Ind Deve PFD              71781M206      201     8000 SH       SOLE                     8000
Southern Co. Capital Trust V   PFD              842637209      995    39500 SH       SOLE                    39500
3M Company                     COM              88579Y101      264     3816 SH       SOLE                     3816
Abbott Labs                    COM              002824100     2862    67273 SH       SOLE                    67273
Altria Group Inc.              COM              02209S103      293     6700 SH       SOLE                     6700
American Express               COM              025816109     2450    54375 SH       SOLE                    54375
American Int'l Group           COM              026874107    38041   659287 SH       SOLE                   659287
                                                                87     1500 SH       OTHER                                      1500
Amgen Inc.                     COM              031162100      207     3216 SH       SOLE                     3216
                                                               103     1600 SH       OTHER                                      1600
Anadarko Petro Corp            COM              032511107      720    17245 SH       SOLE                    17245
                                                                58     1400 SH       OTHER                                      1400
Applied Materials              COM              038222105      599    33030 SH       SOLE                    33030
Automatic Data Processing Inc. COM              053015103      437    12200 SH       SOLE                    12200
Avery Dennison Corp.           COM              053611109      224     4430 SH       SOLE                     4430
BP Plc Spons Adr               COM              055622104     1487    35315 SH       SOLE                    35315
                                                                51     1200 SH       OTHER                                      1200
Bank of America Corp.          COM              060505104      559     7160 SH       SOLE                     7160
                                                               203     2600 SH       OTHER                                      2600
Baxter International           COM              071813109      109     3754 SH       SOLE                     3754
                                                               173     5952 SH       OTHER                                      5952
Bombardier Inc. Cl B           COM              097751200       55    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      208     8113 SH       SOLE                     8113
                                                               115     4500 SH       OTHER                                      4500
CVS Corp.                      COM              126650100     2409    77570 SH       SOLE                    77570
                                                               130     4200 SH       OTHER                                      4200
Cardinal Health Inc.           COM              14149Y108     1339    22929 SH       SOLE                    22929
                                                                38      650 SH       OTHER                                       650
ChevronTexaco Corp.            COM              166764100      468     6553 SH       SOLE                     6553
                                                                80     1116 SH       OTHER                                      1116
Chubb Corp.                    COM              171232101      261     4030 SH       SOLE                     4030
Cintas Corp.                   COM              172908105     1980    53500 SH       SOLE                    53500
Cisco Sys Inc                  COM              17275R102     9942   507513 SH       SOLE                   507513
                                                               139     7100 SH       OTHER                                      7100
Citigroup Inc.                 COM              172967101     5651   124166 SH       SOLE                   124166
                                                               187     4100 SH       OTHER                                      4100
Coca Cola                      COM              191216100      630    14660 SH       SOLE                    14660
Cognetix, Inc.                 COM                             770   280000 SH       SOLE                   280000
Colgate Palmolive              COM              194162103      668    11950 SH       SOLE                    11950
                                                               101     1800 SH       OTHER                                      1800
Comcast Corp New Cl A          COM              20030N101     5030   163190 SH       SOLE                   163190
                                                                62     2000 SH       OTHER                                      2000
Comcast Corp New Cl A Special  COM              20030N200     1491    50290 SH       SOLE                    50290
                                                                41     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106      896    18700 SH       SOLE                    18700
                                                                24      500 SH       OTHER                                       500
ConocoPhillips                 COM              20825C104      332     6061 SH       SOLE                     6061
                                                                82     1500 SH       OTHER                                      1500
DuPont E I De Nemours          COM              263534109      190     4750 SH       SOLE                     4750
                                                                60     1500 SH       OTHER                                      1500
E M C Corp                     COM              268648102      481    38090 SH       SOLE                    38090
Exxon Mobil Corp.              COM              30231G102    11354   310212 SH       SOLE                   310212
                                                               220     6012 SH       OTHER                                      6012
Fannie Mae                     COM              313586109     7106   101225 SH       SOLE                   101225
                                                               168     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     6051   108940 SH       SOLE                   108940
                                                                83     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     2021    50575 SH       SOLE                    50575
                                                               124     3100 SH       OTHER                                      3100
General Electric               COM              369604103    25749   863766 SH       SOLE                   863766
                                                               388    13000 SH       OTHER                                     13000
HSBC Hldgs PLC Spon ADR        COM              404280406      291     4407 SH       SOLE                     4407
                                                                54      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2010    63100 SH       SOLE                    63100
                                                               143     4500 SH       OTHER                                      4500
Illinois Tool Works            COM              452308109      211     3180 SH       SOLE                     3180
Int'l Bus Machines             COM              459200101      607     6875 SH       SOLE                     6875
                                                               185     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1590    57768 SH       SOLE                    57768
                                                                88     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100     1299    37848 SH       SOLE                    37848
                                                                51     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     8923   180185 SH       SOLE                   180185
                                                                20      400 SH       OTHER                                       400
Kohls Corp                     COM              500255104      301     5620 SH       SOLE                     5620
Liberty Media Corp. New Ser A  COM              530718105     3006   301501 SH       SOLE                   301501
                                                                12     1200 SH       OTHER                                      1200
Lowes Companies                COM              548661107     5396   103975 SH       SOLE                   103975
                                                                26      500 SH       OTHER                                       500
M B I A                        COM              55262C100     4054    73755 SH       SOLE                    73755
Medco Health Solutions, Inc.   COM              58405u102      400    15412 SH       SOLE                    15412
                                                                 2       96 SH       OTHER                                        96
Medtronic Inc.                 COM              585055106     1413    30105 SH       SOLE                    30105
                                                               122     2600 SH       OTHER                                      2600
Merck                          COM              589331107     6477   127959 SH       SOLE                   127959
                                                                40      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     2523    90748 SH       SOLE                    90748
                                                               150     5400 SH       OTHER                                      5400
Morgan Stanley                 COM              617446448      136     2700 SH       SOLE                     2700
                                                               209     4140 SH       OTHER                                      4140
Nokia Corp. Adr                COM              654902204      300    19200 SH       SOLE                    19200
                                                                50     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      248     5850 SH       SOLE                     5850
Pepsico                        COM              713448108     5865   127965 SH       SOLE                   127965
Pfizer                         COM              717081103     5060   166552 SH       SOLE                   166552
                                                               140     4600 SH       OTHER                                      4600
Pitney Bowes                   COM              724479100      299     7800 SH       SOLE                     7800
Procter & Gamble               COM              742718109     8237    88740 SH       SOLE                    88740
                                                               181     1950 SH       OTHER                                      1950
Royal Dutch                    COM              780257804      992    22450 SH       SOLE                    22450
Schlumberger                   COM              806857108      268     5530 SH       SOLE                     5530
                                                                19      400 SH       OTHER                                       400
Staples Inc                    COM              855030102     4649   195005 SH       SOLE                   195005
                                                                57     2400 SH       OTHER                                      2400
State Street Corp.             COM              857477103      306     6800 SH       SOLE                     6800
Target Corporation             COM              87612E106      734    19500 SH       SOLE                    19500
                                                                19      500 SH       OTHER                                       500
Texas Instruments              COM              882508104     1819    79770 SH       SOLE                    79770
                                                               148     6500 SH       OTHER                                      6500
Tyco Intl. Ltd. New            COM              902124106     1520    74380 SH       SOLE                    74380
                                                                53     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2430   129000 SH       SOLE                   129000
Verizon Communications         COM              92343V104     2907    89627 SH       SOLE                    89627
                                                                 8      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308     1153    30096 SH       SOLE                    30096
                                                               103     2700 SH       OTHER                                      2700
Vicor Corp                     COM              925815102      521    54600 SH       SOLE                    54600
Viewpoint Corp                 COM              92672P108       11    14100 SH       SOLE                    14100
Vodafone Group Plc New Spons A COM              92857W100      821    40555 SH       SOLE                    40555
                                                                81     4000 SH       OTHER                                      4000
Wachovia Corp New Com          COM              929903102      659    16000 SH       SOLE                    16000
Wal Mart Stores                COM              931142103      623    11150 SH       SOLE                    11150
Walgreen                       COM              931422109      588    19175 SH       SOLE                    19175
Wellpoint Health Networks      COM              94973h108     4225    54813 SH       SOLE                    54813
Wells Fargo & Co.              COM              949746101      804    15621 SH       SOLE                    15621
                                                               144     2800 SH       OTHER                                      2800
Wyeth                          COM              983024100      208     4515 SH       SOLE                     4515
Zimmer Holdings Inc            COM              98956P102     1318    23925 SH       SOLE                    23925
Soco International Ord         COM                              49    10000 SH       SOLE                    10000
Fidelity Investment Grade Bond                  316146109       94 12339.450SH       SOLE                12339.450
Harbor Capital Appreciation Fd                  411511504      289 12197.508SH       SOLE                12197.508
Mutual Qualified Fund Class Z                   628380206     1282 80090.518SH       SOLE                80090.518
Vanguard/Windsor Fd II                          922018205      354 15039.279SH       SOLE                15039.279
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272